Shareholder Report, Holdings (Details) - Fidelity Nasdaq Composite Index Fund	May 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%